SHAREHOLDERS' EQUITY (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended							12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2011 ILS	Jan. 06, 2011 USD ($)	Dec. 31, 2012 2003 Option Plan [Member]	Dec. 31, 2011 2003 Option Plan [Member] Maximum [Member]	Dec. 31, 2011 2003 Option Plan [Member] Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares, shares authorized	40,000,000				40,000,000	40,000,000	4,368,000
Ordinary shares, par value per share				0.01	0.01	$ 0.01
Ordinary shares available for issuance							1,005,173
Vesting period for plan								5 years	3 years
Shares exercised in exchange for cash, shares	25,000
Shares exercised in exchange for cash	$ 76
Options exercised under net-share settlement	184,067
Options outstanding, in-the-money	1,930,800
Options outstanding, out of the money	393,334
Options exercisable, in-the-money	650,672
Options exercisable, out of the money	43,333
Total compensation cost	2,278
Unrecognized compensation cost, recognition period	2 years 4 months 11 days
Intrinsic value of options exercised	$ 555	$ 580	$ 713
Weighted average fair value of stock options granted	$ 1.83	$ 2.29	$ 1.23